Consolidated Statements Of Stockholders Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in defined benefit pension and other post-retirement benefit plans, tax benefit	$ (0.1)	$ 2.1	$ 1.5	$ 0.7